ACQUISITION (Schedule Of Intangible Assets Acquired) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	May 18, 2016	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain from bargain purchase				$ 10,515	$ 0	$ 0
Leaders in Community Alternatives [Member]
Business Combination, Consideration Transferred			$ 2,918
Capital acquired			435
Deferred tax liability			(170)
Finite-lived Intangible Assets Acquired Including Goodwill			2,229
Leaders in Community Alternatives [Member] | Customer Relationships [Member]
Finite-lived Intangible Assets Acquired			$ 424
Safend Ltd [Member]
Gain from bargain purchase		$ 3,662
Safend Ltd [Member] | Customer Relationships [Member]
Business Combination, Consideration Transferred		0
Capital acquired		(145)
Finite-lived Intangible Assets Acquired		1,912
Deferred tax asset		606
Deferred tax liability		(565)
Safend Ltd [Member] | Intellectual Property [Member]
Finite-lived Intangible Assets Acquired		346
Safend Ltd [Member] | Patents [Member]
Finite-lived Intangible Assets Acquired		$ 1,508
Alvarion Technologies Ltd. [Member]
Business Combination, Consideration Transferred	$ 1,425
Acquired assets	2,705
Finite-lived Intangible Assets Acquired	1,026
Deferred tax liability	(257)
Gain from bargain purchase	6,853
Alvarion Technologies Ltd. [Member] | Technology-Based Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	739
Alvarion Technologies Ltd. [Member] | Patents [Member]
Finite-lived Intangible Assets Acquired	290
Alvarion Technologies Ltd. [Member] | Brand [Member]
Finite-lived Intangible Assets Acquired	$ 3,775